CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,920,967	$ 3,424,387	$ 399,072
Marketable investment securities (Note 4)	2,796,885	2,269,670	668,263
Trade accounts receivable - other, net of allowance for doubtful accounts of $11,881 and $13,834, respectively	847,837	819,520	771,055
Trade accounts receivable - Echo Star, net of allowance for doubtful accounts of zero	6,830	19,924	16,296
Advances to affiliates	299,639	3,854
Inventory	469,549	464,393	509,932
Deferred tax assets	91,722	91,722	78,532
Other current assets	113,321	117,157	117,792
Total current assets	7,546,750	7,210,627	2,560,942
Noncurrent Assets:
Restricted cash and marketable investment securities	78,685	121,661	119,644
Property and equipment, net (Note 6)	3,006,118	3,007,384	3,122,243
FCC authorizations	635,794	635,794	679,570
Other noncurrent assets, net	185,384	198,992	121,290
Total noncurrent assets	3,905,981	3,963,831	4,042,747
Total assets	11,452,731	11,174,458	6,603,689
Current Liabilities:
Trade accounts payable - other	219,305	221,839	131,305
Trade accounts payable - EchoStar	301,999	262,843	222,917
Deferred revenue and other	879,576	832,518	809,559
Accrued programming	1,151,761	1,092,346	1,055,925
Accrued interest	197,554	224,383	124,907
Litigation accrual		70,999	65,580
Other accrued expenses	423,367	440,990	409,925
Current portion of long-term debt and capital lease obligations	533,478	534,787	34,630
Total current liabilities	3,707,040	3,680,705	2,854,748
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion	11,321,938	11,328,944	7,458,134
Deferred tax liabilities	1,194,328	1,184,349	988,371
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	272,856	242,360	187,407
Total long-term obligations, net of current portion	12,789,122	12,755,653	8,633,912
Total liabilities	16,496,162	16,436,358	11,488,660
Commitments and Contingencies (Note 8)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,265,583	1,254,814	1,207,681
Accumulated other comprehensive income (loss)	7,549	6,080	(1,450)
Accumulated earnings (deficit)	(6,316,563)	(6,522,794)	(6,091,202)
Total stockholder's equity (deficit)	(5,043,431)	(5,261,900)	(4,884,971)
Total liabilities and stockholder's equity (deficit)	$ 11,452,731	$ 11,174,458	$ 6,603,689